INCOME TAXES (Details 2) (USD $)	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets (liabilities) - current
Deferred tax assets (liabilities) - long-term: Net operating loss carryforwards	428,547
Total net deferred tax assets	428,547
Valuation allowance	(428,547)
Net deferred tax assets